AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 10,
2011
REGISTRATION NOS. 33-21677 AND 811-5547

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 75 ☑
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 76 ☑
LAUDUS TRUST
(Exact Name of Registrant as Specified in Charter)
211 Main Street
San Francisco, CA 94105
(Address of Principal Executive Offices) (Zip code)
800.648.5300
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	Copies to:
David J. Lekich, Esq.	Douglas P. Dick, Esq.
Charles Schwab Investment Management, Inc.	Dechert LLP
211 Main Street	1775 I Street, N.W.
SF211MN-05-491	Washington, D.C. 20006-2401
San Francisco, CA 94105
Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective (check appropriate box):

☑	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On September 19, 2011 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
EXHIBIT INDEX

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 75 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 10th day of August, 2011.

LAUDUS TRUST
Registrant

Charles R. Schwab* Charles R. Schwab, Chairman and Trustee
     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 10th day of August, 2011.

Signature	Title

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee

Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee

Mariann Byerwalter* Mariann Byerwalter	Trustee

John F. Cogan* John F. Cogan	Trustee

William A. Hasler* William A. Hasler	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

David L. Mahoney* David L. Mahoney	Trustee

Joseph H. Wender* Joseph H. Wender	Trustee

Kiran M. Patel* Kiran M. Patel	Trustee

Marie Chandoha* Marie Chandoha	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Douglas P. Dick Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

EX 101.INS	XBRL Taxonomy Instance Document

EX 101.SCH	XBRL Taxonomy Schema Document

EX 101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX 101.DEF	XBRL Taxonomy Definition Linkbase Document

EX 101.LAB	XBRL Taxonomy Label Linkbase Document

EX 101.PRE	XBRL Taxonomy Presentation Linkbase Document